Taxation - Schedule of Net Operating Loss Carryforwards (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Net Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 1,875,027	$ 4,390,265
Tax Year 2027 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	1,027,014
Tax Year 2028 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	155,425
Tax Year 2029 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards
Tax Year 2030 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 692,588